Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consist of the following:
	December 31, 2023	December 31, 2022
Property and equipment
Buildings and improvements	$1,065,953	$1,097,647
Computer and office equipment	1,250,616	117,390
Revenue equipment – trucking	7,966,706	9,833,295
Subtotal	10,283,275	11,048,332
Less: accumulated depreciation	(8,820,480)	(9,588,572)
Property and equipment, net	$1,462,795	$1,459,760